Earnings/(loss) per share (Details 1) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total number of shares from dilutive vehicles with anti-dilutive effect	0	11,106,997	8,048,337
Stock options
Total number of shares from dilutive vehicles with anti-dilutive effect	0	1,342,819	731,772
Warrants
Total number of shares from dilutive vehicles with anti-dilutive effect	0	2,942,374	2,534,127
Redeemable preferred stock
Total number of shares from dilutive vehicles with anti-dilutive effect	0	0	860,000
Convertible instruments
Total number of shares from dilutive vehicles with anti-dilutive effect	0	6,821,804	3,922,438